SCHEDULE OF COMPANIES SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Security matters pty ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage Owned	100.00%
Lion heart III corp [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Owned	100.00%		[1]
SMX circular economy platform pte ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Singapore
Percentage Owned	100.00%		[2]
SMX ireland limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Ireland
Percentage Owned	100.00%		[2]
SMX israel ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Israel
Percentage Owned	100.00%	100.00%	[3]
Security matters canada ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage Owned	100.00%	100.00%	[3]
Security matters france ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	France
Percentage Owned	100.00%	100.00%	[3]
SMX beverages pty ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage Owned	100.00%	100.00%	[3]
Yahaloma technologies inc [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage Owned	50.00%	50.00%	[3]
True gold consortium pty ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage Owned	44.40%	44.40%	[3]

[1]	Merger occurred in March 2023.
[2]	Incorporated in 2023.
[3]	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2022.